Intangible assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of components and movements during the period in intangible assets

Cost:

	Balance at January 1, 2023	Additions	Disposals	Effect of movements in exchange rates	Balance at December 31, 2023

	US $ in millions
Goodwill	9.6			(0.5)	9.1
Software (mostly development costs)	238.8	29.9		(0.3)	268.4
Other intangible assets	4.5				4.5
Total	252.9	29.9		(0.8)	282.0

Amortization and impairment charges:

	Balance at January 1, 2023	Amortization	Impairment	Effect of movements in exchange rates	Balance at December 31, 2023

	US $ in millions
Goodwill			9.1		9.1
Software (mostly development costs)	155.9	11.1		(0.3)	166.7
Other intangible assets	4.1	0.1			4.2
Total	160.0	11.2	9.1	(0.3)	180.0

Net carrying amounts:

	Balance at January 1, 2023	Balance at December 31, 2023
	US $ in millions	US $ in millions

Goodwill	9.6
Software (mostly development costs)	82.9	101.7
Other intangible assets	0.4	0.3
Total	92.9	102.0

Cost:

	Balance at January 1, 2022	Additions	Effect of movements in exchange rates	Balance at December 31, 2022

	US $ in millions
Goodwill	6.3	4.0	(0.7)	9.6
Software (mostly development costs)	211.6	27.3	(0.1)	238.8
Other intangible assets	4.5			4.5
Total	222.4	31.3	(0.8)	252.9

Amortization and impairment charges:

	Balance at January 1, 2022	Amortization	Effect of movements in exchange rates	Balance at December 31, 2022

	US $ in millions
Goodwill
Software (mostly development costs)	145.6	10.4	(0.1)	155.9
Other intangible assets	3.0	1.1		4.1
Total	148.6	11.5	(0.1)	160.0

Net carrying amounts:
	Balance at January 1, 2022	Balance at December 31, 2022

	US $ in millions	US $ in millions

Goodwill	6.3	9.6
Software (mostly development costs)	66.0	82.9
Other intangible assets	1.5	0.4
Total	73.8	92.9